Expense Example	Oct. 28, 2025 USD ($)
Catalyst Insider Buying Fund | Catalyst Insider Buying Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 722
Expense Example, with Redemption, 3 Years	1,214
Expense Example, with Redemption, 5 Years	1,731
Expense Example, with Redemption, 10 Years	3,144
Catalyst Insider Buying Fund | Catalyst Insider Buying Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	231
Expense Example, with Redemption, 3 Years	886
Expense Example, with Redemption, 5 Years	1,566
Expense Example, with Redemption, 10 Years	3,380
Catalyst Insider Buying Fund | Catalyst Insider Buying Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	130
Expense Example, with Redemption, 3 Years	595
Expense Example, with Redemption, 5 Years	1,087
Expense Example, with Redemption, 10 Years	2,443
Catalyst Energy Infrastructure Fund | Catalyst Energy Infrastructure Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	736
Expense Example, with Redemption, 3 Years	1,078
Expense Example, with Redemption, 5 Years	1,443
Expense Example, with Redemption, 10 Years	2,467
Catalyst Energy Infrastructure Fund | Catalyst Energy Infrastructure Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	246
Expense Example, with Redemption, 3 Years	762
Expense Example, with Redemption, 5 Years	1,304
Expense Example, with Redemption, 10 Years	2,785
Catalyst Energy Infrastructure Fund | Catalyst Energy Infrastructure Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	146
Expense Example, with Redemption, 3 Years	457
Expense Example, with Redemption, 5 Years	790
Expense Example, with Redemption, 10 Years	1,734
Catalyst/MAP Global Equity Fund | Catalyst/MAP Global Equity Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	692
Expense Example, with Redemption, 3 Years	1,020
Expense Example, with Redemption, 5 Years	1,370
Expense Example, with Redemption, 10 Years	2,355
Catalyst/MAP Global Equity Fund | Catalyst/MAP Global Equity Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	200
Expense Example, with Redemption, 3 Years	701
Expense Example, with Redemption, 5 Years	1,229
Expense Example, with Redemption, 10 Years	2,676
Catalyst/MAP Global Equity Fund | Catalyst/MAP Global Equity Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	394
Expense Example, with Redemption, 5 Years	712
Expense Example, with Redemption, 10 Years	1,612
Catalyst/Lyons Tactical Allocation Fund | Catalyst/Lyons Tactical Allocation Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	722
Expense Example, with Redemption, 3 Years	1,186
Expense Example, with Redemption, 5 Years	1,676
Expense Example, with Redemption, 10 Years	3,021
Catalyst/Lyons Tactical Allocation Fund | Catalyst/Lyons Tactical Allocation Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	231
Expense Example, with Redemption, 3 Years	872
Expense Example, with Redemption, 5 Years	1,538
Expense Example, with Redemption, 10 Years	3,319
Catalyst/Lyons Tactical Allocation Fund | Catalyst/Lyons Tactical Allocation Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	130
Expense Example, with Redemption, 3 Years	564
Expense Example, with Redemption, 5 Years	1,024
Expense Example, with Redemption, 10 Years	2,299
Catalyst Dynamic Alpha Fund | Catalyst Dynamic Alpha Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	707
Expense Example, with Redemption, 3 Years	1,013
Expense Example, with Redemption, 5 Years	1,340
Expense Example, with Redemption, 10 Years	2,263
Catalyst Dynamic Alpha Fund | Catalyst Dynamic Alpha Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	216
Expense Example, with Redemption, 3 Years	694
Expense Example, with Redemption, 5 Years	1,198
Expense Example, with Redemption, 10 Years	2,585
Catalyst Dynamic Alpha Fund | Catalyst Dynamic Alpha Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	387
Expense Example, with Redemption, 5 Years	679
Expense Example, with Redemption, 10 Years	1,511
Catalyst Systematic Alpha Fund | Catalyst Systematic Alpha Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	776
Expense Example, with Redemption, 3 Years	1,197
Expense Example, with Redemption, 5 Years	1,643
Expense Example, with Redemption, 10 Years	2,875
Catalyst Systematic Alpha Fund | Catalyst Systematic Alpha Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	288
Expense Example, with Redemption, 3 Years	889
Expense Example, with Redemption, 5 Years	1,516
Expense Example, with Redemption, 10 Years	3,202
Catalyst Systematic Alpha Fund | Catalyst Systematic Alpha Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	188
Expense Example, with Redemption, 3 Years	582
Expense Example, with Redemption, 5 Years	1,001
Expense Example, with Redemption, 10 Years	2,169
Catalyst Systematic High Income Fund | Catalyst Systematic High Income Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	796
Expense Example, with Redemption, 3 Years	1,278
Expense Example, with Redemption, 5 Years	1,786
Expense Example, with Redemption, 10 Years	3,174
Catalyst Systematic High Income Fund | Catalyst Systematic High Income Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	309
Expense Example, with Redemption, 3 Years	969
Expense Example, with Redemption, 5 Years	1,654
Expense Example, with Redemption, 10 Years	3,477
Catalyst Systematic High Income Fund | Catalyst Systematic High Income Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	209
Expense Example, with Redemption, 3 Years	671
Expense Example, with Redemption, 5 Years	1,159
Expense Example, with Redemption, 10 Years	2,504
Catalyst Buffered Shield Fund | Catalyst Buffered Shield Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	728
Expense Example, with Redemption, 3 Years	1,220
Expense Example, with Redemption, 5 Years	1,737
Expense Example, with Redemption, 10 Years	3,149
Catalyst Buffered Shield Fund | Catalyst Buffered Shield Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	238
Expense Example, with Redemption, 3 Years	909
Expense Example, with Redemption, 5 Years	1,604
Expense Example, with Redemption, 10 Years	3,454
Catalyst Buffered Shield Fund | Catalyst Buffered Shield Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	608
Expense Example, with Redemption, 5 Years	1,106
Expense Example, with Redemption, 10 Years	2,477
Catalyst/Millburn Hedge Strategy Fund | Catalyst/Millburn Hedge Strategy Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	790
Expense Example, with Redemption, 3 Years	1,238
Expense Example, with Redemption, 5 Years	1,711
Expense Example, with Redemption, 10 Years	3,011
Catalyst/Millburn Hedge Strategy Fund | Catalyst/Millburn Hedge Strategy Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	303
Expense Example, with Redemption, 3 Years	927
Expense Example, with Redemption, 5 Years	1,577
Expense Example, with Redemption, 10 Years	3,318
Catalyst/Millburn Hedge Strategy Fund | Catalyst/Millburn Hedge Strategy Fund Class C-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	403
Expense Example, with Redemption, 3 Years	927
Expense Example, with Redemption, 5 Years	1,577
Expense Example, with Redemption, 10 Years	3,318
Catalyst/Millburn Hedge Strategy Fund | Catalyst/Millburn Hedge Strategy Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	203
Expense Example, with Redemption, 3 Years	627
Expense Example, with Redemption, 5 Years	1,078
Expense Example, with Redemption, 10 Years	2,327
Catalyst Nasdaq-100 Hedged Equity Fund | Catalyst Nasdaq-100 Hedged Equity Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	750
Expense Example, with Redemption, 3 Years	1,272
Expense Example, with Redemption, 5 Years	1,819
Expense Example, with Redemption, 10 Years	3,304
Catalyst Nasdaq-100 Hedged Equity Fund | Catalyst Nasdaq-100 Hedged Equity Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	261
Expense Example, with Redemption, 3 Years	963
Expense Example, with Redemption, 5 Years	1,687
Expense Example, with Redemption, 10 Years	3,605
Catalyst Nasdaq-100 Hedged Equity Fund | Catalyst Nasdaq-100 Hedged Equity Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	161
Expense Example, with Redemption, 3 Years	664
Expense Example, with Redemption, 5 Years	1,194
Expense Example, with Redemption, 10 Years	2,646
Catalyst/Aspect Enhanced Multi-Asset Fund | Catalyst/Aspect Enhanced Multi-Asset Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	794
Expense Example, with Redemption, 3 Years	1,354
Expense Example, with Redemption, 5 Years	1,938
Expense Example, with Redemption, 10 Years	3,514
Catalyst/Aspect Enhanced Multi-Asset Fund | Catalyst/Aspect Enhanced Multi-Asset Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	307
Expense Example, with Redemption, 3 Years	1,047
Expense Example, with Redemption, 5 Years	1,809
Expense Example, with Redemption, 10 Years	3,810
Catalyst/Aspect Enhanced Multi-Asset Fund | Catalyst/Aspect Enhanced Multi-Asset Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	207
Expense Example, with Redemption, 3 Years	751
Expense Example, with Redemption, 5 Years	1,322
Expense Example, with Redemption, 10 Years	2,875
Catalyst/Welton Advantage Multi-Strategy Fund | Catalyst/Welton Advantage Multi-Strategy Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	792
Expense Example, with Redemption, 3 Years	1,342
Expense Example, with Redemption, 5 Years	1,917
Expense Example, with Redemption, 10 Years	3,470
Catalyst/Welton Advantage Multi-Strategy Fund | Catalyst/Welton Advantage Multi-Strategy Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	305
Expense Example, with Redemption, 3 Years	1,036
Expense Example, with Redemption, 5 Years	1,788
Expense Example, with Redemption, 10 Years	3,767
Catalyst/Welton Advantage Multi-Strategy Fund | Catalyst/Welton Advantage Multi-Strategy Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	205
Expense Example, with Redemption, 3 Years	739
Expense Example, with Redemption, 5 Years	1,300
Expense Example, with Redemption, 10 Years	2,827
Catalyst Insider Income Fund | Catalyst Insider Income Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	573
Expense Example, with Redemption, 3 Years	865
Expense Example, with Redemption, 5 Years	1,177
Expense Example, with Redemption, 10 Years	2,062
Catalyst Insider Income Fund | Catalyst Insider Income Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	179
Expense Example, with Redemption, 3 Years	640
Expense Example, with Redemption, 5 Years	1,127
Expense Example, with Redemption, 10 Years	2,471
Catalyst Insider Income Fund | Catalyst Insider Income Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	604
Expense Example, with Redemption, 10 Years	1,384
Catalyst/SMH High Income Fund | Catalyst/SMH High Income Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	619
Expense Example, with Redemption, 3 Years	1,099
Expense Example, with Redemption, 5 Years	1,604
Expense Example, with Redemption, 10 Years	2,989
Catalyst/SMH High Income Fund | Catalyst/SMH High Income Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	227
Expense Example, with Redemption, 3 Years	880
Expense Example, with Redemption, 5 Years	1,559
Expense Example, with Redemption, 10 Years	3,369
Catalyst/SMH High Income Fund | Catalyst/SMH High Income Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	579
Expense Example, with Redemption, 5 Years	1,058
Expense Example, with Redemption, 10 Years	2,382
Catalyst/SMH Total Return Income Fund | Catalyst/SMH Total Return Income Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	785
Expense Example, with Redemption, 3 Years	1,380
Expense Example, with Redemption, 5 Years	1,999
Expense Example, with Redemption, 10 Years	3,657
Catalyst/SMH Total Return Income Fund | Catalyst/SMH Total Return Income Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	298
Expense Example, with Redemption, 3 Years	1,075
Expense Example, with Redemption, 5 Years	1,871
Expense Example, with Redemption, 10 Years	3,950
Catalyst/SMH Total Return Income Fund | Catalyst/SMH Total Return Income Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	198
Expense Example, with Redemption, 3 Years	780
Expense Example, with Redemption, 5 Years	1,388
Expense Example, with Redemption, 10 Years	3,031
Catalyst/MAP Global Balanced Fund | Catalyst/MAP Global Balanced Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	693
Expense Example, with Redemption, 3 Years	1,191
Expense Example, with Redemption, 5 Years	1,713
Expense Example, with Redemption, 10 Years	3,140
Catalyst/MAP Global Balanced Fund | Catalyst/MAP Global Balanced Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	201
Expense Example, with Redemption, 3 Years	878
Expense Example, with Redemption, 5 Years	1,580
Expense Example, with Redemption, 10 Years	3,445
Catalyst/MAP Global Balanced Fund | Catalyst/MAP Global Balanced Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	577
Expense Example, with Redemption, 5 Years	1,080
Expense Example, with Redemption, 10 Years	2,467
Catalyst/CIFC Senior Secured Income Fund | Catalyst/CIFC Senior Secured Income Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	591
Expense Example, with Redemption, 3 Years	900
Expense Example, with Redemption, 5 Years	1,231
Expense Example, with Redemption, 10 Years	2,165
Catalyst/CIFC Senior Secured Income Fund | Catalyst/CIFC Senior Secured Income Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	197
Expense Example, with Redemption, 3 Years	676
Expense Example, with Redemption, 5 Years	1,181
Expense Example, with Redemption, 10 Years	2,570
Catalyst/CIFC Senior Secured Income Fund | Catalyst/CIFC Senior Secured Income Fund Class C-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	297
Expense Example, with Redemption, 3 Years	676
Expense Example, with Redemption, 5 Years	1,181
Expense Example, with Redemption, 10 Years	2,570
Catalyst/CIFC Senior Secured Income Fund | Catalyst/CIFC Senior Secured Income Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	368
Expense Example, with Redemption, 5 Years	661
Expense Example, with Redemption, 10 Years	1,494
Catalyst Enhanced Income Strategy Fund | Catalyst Enhanced Income Strategy Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	645
Expense Example, with Redemption, 3 Years	1,066
Expense Example, with Redemption, 5 Years	1,513
Expense Example, with Redemption, 10 Years	2,747
Catalyst Enhanced Income Strategy Fund | Catalyst Enhanced Income Strategy Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	254
Expense Example, with Redemption, 3 Years	847
Expense Example, with Redemption, 5 Years	1,466
Expense Example, with Redemption, 10 Years	3,134
Catalyst Enhanced Income Strategy Fund | Catalyst Enhanced Income Strategy Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	154
Expense Example, with Redemption, 3 Years	545
Expense Example, with Redemption, 5 Years	961
Expense Example, with Redemption, 10 Years	2,122
Eventide Gilead Fund | Eventide Gilead Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	713
Expense Example, with Redemption, 3 Years	1,003
Expense Example, with Redemption, 5 Years	1,314
Expense Example, with Redemption, 10 Years	2,194
Eventide Gilead Fund | Eventide Gilead Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	321
Expense Example, with Redemption, 3 Years	683
Expense Example, with Redemption, 5 Years	1,172
Expense Example, with Redemption, 10 Years	2,518
Eventide Gilead Fund | Eventide Gilead Fund Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	141
Expense Example, with Redemption, 3 Years	438
Expense Example, with Redemption, 5 Years	757
Expense Example, with Redemption, 10 Years	1,662
Eventide Gilead Fund | Eventide Gilead Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	376
Expense Example, with Redemption, 5 Years	651
Expense Example, with Redemption, 10 Years	1,436
Eventide Healthcare & Life Sciences Fund | Eventide Healthcare & Life Sciences Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	725
Expense Example, with Redemption, 3 Years	1,039
Expense Example, with Redemption, 5 Years	1,376
Expense Example, with Redemption, 10 Years	2,325
Eventide Healthcare & Life Sciences Fund | Eventide Healthcare & Life Sciences Fund Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	334
Expense Example, with Redemption, 3 Years	721
Expense Example, with Redemption, 5 Years	1,235
Expense Example, with Redemption, 10 Years	2,646
Eventide Healthcare & Life Sciences Fund | Eventide Healthcare & Life Sciences Fund Class N Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	154
Expense Example, with Redemption, 3 Years	477
Expense Example, with Redemption, 5 Years	824
Expense Example, with Redemption, 10 Years	1,802
Eventide Healthcare & Life Sciences Fund | Eventide Healthcare & Life Sciences Fund Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	415
Expense Example, with Redemption, 5 Years	718
Expense Example, with Redemption, 10 Years	1,579
Eventide Balanced Fund | Eventide Balanced Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	678
Expense Example, with Redemption, 3 Years	896
Expense Example, with Redemption, 5 Years	1,132
Expense Example, with Redemption, 10 Years	1,808
Eventide Balanced Fund | Eventide Balanced Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	285
Expense Example, with Redemption, 3 Years	573
Expense Example, with Redemption, 5 Years	986
Expense Example, with Redemption, 10 Years	2,139
Eventide Balanced Fund | Eventide Balanced Fund Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	564
Expense Example, with Redemption, 10 Years	1,250
Eventide Balanced Fund | Eventide Balanced Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	456
Expense Example, with Redemption, 10 Years	1,016
Eventide Dividend Growth Fund | Eventide Dividend Growth Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	690
Expense Example, with Redemption, 3 Years	934
Expense Example, with Redemption, 5 Years	1,198
Expense Example, with Redemption, 10 Years	1,950
Eventide Dividend Growth Fund | Eventide Dividend Growth Fund Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	297
Expense Example, with Redemption, 3 Years	613
Expense Example, with Redemption, 5 Years	1,054
Expense Example, with Redemption, 10 Years	2,279
Eventide Dividend Growth Fund | Eventide Dividend Growth Fund Class N Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	366
Expense Example, with Redemption, 5 Years	634
Expense Example, with Redemption, 10 Years	1,402
Eventide Dividend Growth Fund | Eventide Dividend Growth Fund Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	527
Expense Example, with Redemption, 10 Years	1,171
Eventide Limited-Term Bond Fund | Eventide Limited-Term Bond Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	642
Expense Example, with Redemption, 3 Years	817
Expense Example, with Redemption, 5 Years	1,006
Expense Example, with Redemption, 10 Years	1,552
Eventide Limited-Term Bond Fund | Eventide Limited-Term Bond Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	248
Expense Example, with Redemption, 3 Years	491
Expense Example, with Redemption, 5 Years	857
Expense Example, with Redemption, 10 Years	1,888
Eventide Limited-Term Bond Fund | Eventide Limited-Term Bond Fund Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	241
Expense Example, with Redemption, 5 Years	430
Expense Example, with Redemption, 10 Years	977
Eventide Limited-Term Bond Fund | Eventide Limited-Term Bond Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	177
Expense Example, with Redemption, 5 Years	320
Expense Example, with Redemption, 10 Years	737
Eventide Exponential Technologies Fund | Eventide Exponential Technologies Fund Class A Share
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	728
Expense Example, with Redemption, 3 Years	1,089
Expense Example, with Redemption, 5 Years	1,472
Expense Example, with Redemption, 10 Years	2,544
Eventide Exponential Technologies Fund | Eventide Exponential Technologies Fund Class C Share
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	338
Expense Example, with Redemption, 3 Years	772
Expense Example, with Redemption, 5 Years	1,333
Expense Example, with Redemption, 10 Years	2,861
Eventide Exponential Technologies Fund | Eventide Exponential Technologies Fund Class N Share
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	158
Expense Example, with Redemption, 3 Years	530
Expense Example, with Redemption, 5 Years	926
Expense Example, with Redemption, 10 Years	2,036
Eventide Exponential Technologies Fund | Eventide Exponential Technologies Fund Class I Share
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	468
Expense Example, with Redemption, 5 Years	821
Expense Example, with Redemption, 10 Years	1,818
Eventide Core Bond Fund | Eventide Core Bond Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	645
Expense Example, with Redemption, 3 Years	836
Expense Example, with Redemption, 5 Years	1,043
Expense Example, with Redemption, 10 Years	1,637
Eventide Core Bond Fund | Eventide Core Bond Fund Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	251
Expense Example, with Redemption, 3 Years	511
Expense Example, with Redemption, 5 Years	895
Expense Example, with Redemption, 10 Years	1,972
Eventide Core Bond Fund | Eventide Core Bond Fund Class N Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	261
Expense Example, with Redemption, 5 Years	469
Expense Example, with Redemption, 10 Years	1,068
Eventide Core Bond Fund | Eventide Core Bond Fund Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	198
Expense Example, with Redemption, 5 Years	360
Expense Example, with Redemption, 10 Years	830
Eventide Large Cap Focus Fund | Eventide Large Cap Focus Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	689
Expense Example, with Redemption, 3 Years	969
Expense Example, with Redemption, 5 Years	1,270
Expense Example, with Redemption, 10 Years	2,122
Eventide Large Cap Focus Fund | Eventide Large Cap Focus Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	297
Expense Example, with Redemption, 3 Years	649
Expense Example, with Redemption, 5 Years	1,127
Expense Example, with Redemption, 10 Years	2,447
Eventide Large Cap Focus Fund | Eventide Large Cap Focus Fund Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	403
Expense Example, with Redemption, 5 Years	711
Expense Example, with Redemption, 10 Years	1,585
Eventide Large Cap Focus Fund | Eventide Large Cap Focus Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	604
Expense Example, with Redemption, 10 Years	$ 1,358